Off-Balance Sheet Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 432.1	$ 446.7
Variable rate product commitments	82.00%	80.00%
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance sheet risks, amount	$ 3.5	$ 8.0
Off balance sheet instrument term	12 months